Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Share-Based Compensation

The company recognized total expenses of $136.4 million, $115.1 million and $117.8 million related to equity-settled share-based payment transactions in 2012, 2011 and 2010, respectively. The total income tax benefit recognized in the Consolidated Statements of Income for share-based compensation arrangements was $39.1 million for 2012 (2011: $32.5 million; 2010: $35.0 million).

Cash received from exercise of share options granted under share-based compensation arrangements was $23.0 million in 2012 (2011: $12.4 million; 2010: $19.6 million). The total tax benefit realized from share options exercises was $5.4 million in 2012 (2011: $3.5 million; 2010: $4.1 million).

Share Awards

Share awards are broadly classified into two categories: time-vested and performance-vested. Share awards are measured at fair value at the date of grant and are expensed, based on the company's estimate of shares that will eventually vest, on a straight-line or accelerated basis over the vesting period.

Time-vested awards vest ratably over or cliff-vest at the end of a period of continued employee service. Performance-vested awards cliff-vest at the end of or vest ratably over a defined vesting period of continued employee service upon the company's attainment of certain performance criteria. Time-vested and performance-vested share awards are granted in the form of restricted share awards (RSAs) or restricted share units (RSUs). Performance-vested awards are tied to the achievement of specified levels of adjusted diluted earnings per share and adjusted operating margin. In the event that either targeted financial measure is achieved at or above a vesting threshold for a particular performance measurement period, the portion of the performance-vested award subject to targeted financial measures will vest proportionately between 0% and 100% based upon the higher achieved level for that year.

With respect to time-vested awards, dividends accrue directly to the employee holder of RSAs, and cash payments in lieu of dividends are made to employee holders of certain RSUs. With respect to performance-vested awards, dividends and cash payments in lieu of dividends are deferred and are paid at the same rate as on our shares if and to the extent the award vests.

Movements on share awards priced in U.S. dollars are detailed below:

	Year ended December 31, 2012			Year ended December 31, 2011			Year ended December 31, 2010
	Time-Vested	Performance-Vested	Weighted Average Grant Date Fair Value ($)	Time-Vested	Performance-Vested	Weighted Average Grant Date Fair Value ($)	Time-Vested	Weighted Average Grant Date Fair Value ($)
Millions of shares, except fair values
Unvested at the beginning of period	17.3	—	20.34	17.4	—	17.25	11.6	15.24
Granted during the period	5.5	0.3	24.84	5.9	—	26.34	10.6	19.11
Forfeited during the period	(0.4)	—	21.43	(0.4)	—	19.65	(0.3)	19.36
Vested and distributed during the period	(5.9)	—	18.96	(5.6)	—	18.68	(4.5)	16.04
Unvested at the end of the period	16.5	0.3	22.36	17.3	—	20.34	17.4	17.25

On December 4, 2007, in connection with the redomicile of the company from the U.K. to Bermuda, the company’s primary share listing moved from the London Stock Exchange to the New York Stock Exchange. Movements on share awards priced in Pounds Sterling, which were awarded prior to the move of the company’s primary share listing to the New York Stock Exchange, are detailed below:

	2012			2011		2010
Millions of shares, except fair values	Time-Vested	Performance-Vested	Weighted Average Grant Date Fair Value (£ Sterling)	Time-Vested	Performance-Vested	Time-Vested	Performance-Vested
Unvested at the beginning of year	0.6	—	11.25	3.3	0.1	5.4	2.0
Granted during the year	—	—	—	—	—	—	—
Forfeited during the year	—	—	—	(0.1)	—	(0.1)	(1.4)
Vested and distributed during the year	(0.3)	—	9.66	(2.6)	(0.1)	(2.0)	(0.5)
Unvested at the end of the year	0.3	—	12.90	0.6	—	3.3	0.1

All share awards outstanding at December 31, 2012, had a weighted average remaining contractual life of 1.41 years. The total fair value of shares that vested during 2012 was $151.6 million (2011: $207.8 million; 2010: $125.3 million). The weighted average fair value at the date of grant of the historical Pound Sterling vested and distributed share awards was £9.66 (2011: £11.89; 2010: £10.01). The weighted average fair value at the date of grant of the U.S. dollar vested and distributed share awards was $18.96.

At December 31, 2012, there was $258.4 million of total unrecognized compensation cost related to non-vested share awards; that cost is expected to be recognized over a weighted average period of 3.11 years.

Share Options

The company has not granted share option awards since 2005. All share options awards, therefore, were granted prior to the December 4, 2007, redomicile from the United Kingdom to Bermuda and relisting from the London Stock Exchange (where the predecessor company's ordinary shares traded in Pounds Sterling) to the New York Stock Exchange (where the company's common shares now trade in U.S. Dollars). The company maintains its two historical share option plans which have outstanding share options: The 2000 Share Option Plan and the No. 3 Executive Share Option Scheme. All remaining outstanding share option awards were fully vested and were expensed by the company over the applicable vesting periods (the latest of which ended prior to December 31, 2008). At the time of their grants, the exercise prices of the share options were denominated in the company's trading currency, which was the Pound Sterling. The company did not change the accounting for share options at the redomicile/relisting date, because the share options were not modified at that date. The exercise price remains in Pounds Sterling and was not changed to U.S. Dollars. Therefore, upon exercise of the share options, the Pound Sterling exercise price will be converted into U.S. Dollars using the spot foreign exchange rate in effect on the exercise date. Upon the exercise of share options, the company either issues new shares or can utilize shares held in treasury (see Note 10, “Share Capital”) to satisfy the exercise.

The share option plans provided for a grant price equal to the quoted market price of the company's shares on the date of grant. If the options remain unexercised after a period of 10 years from the date of grant, the options expire. Furthermore, options are forfeited if the employee leaves the company before the options vest. All options outstanding at December 31, 2012 were exercisable and had a range of exercise prices from £6.39 to £9.55, and weighted average remaining contractual life of 1.98 years. The total intrinsic value of options exercised during the years ended December 31, 2012, 2011, and 2010, was $19.6 million, $9.2 million, and $18.5 million, respectively. At December 31, 2012, the aggregate intrinsic value of options outstanding and options exercisable was $37.4 million. The market price of the company's common stock at December 31, 2012 was $26.09 (December 31, 2011: $20.09).

Changes in outstanding share option awards are as follows:

	2012		2011		2010
Millions of shares, except prices	Options	Weighted Average Exercise Price (£ Sterling)	Options	Weighted Average Exercise Price (£ Sterling)	Options	Weighted Average Exercise Price (£ Sterling)
Outstanding at the beginning of year	4.5	7.85	10.7	13.85	16.4	14.99
Forfeited during the year	(0.2)	14.80	(5.3)	19.70	(3.9)	21.90
Exercised during the year	(1.7)	8.08	(0.9)	8.33	(1.8)	6.70
Outstanding at the end of the year	2.6	7.31	4.5	7.85	10.7	13.85
Exercisable at the end of the year	2.6	7.31	4.5	7.85	10.7	13.85
Employee Stock Purchase Plan (ESPP)

During 2012, the company established a nonqualified, broad-based ESPP for all eligible employees. Employees may purchase shares of our common stock generally in annual intervals at 85% of fair market value. Employee ESPP contributions may not exceed $6,000 per offering period. Upon the exercise of share options, the company either issues new shares or can utilize shares held in treasury (see Note 10, "Share Capital") to satisfy the exercise. For the year ended December 31, 2012, the company recognized $0.3 million in compensation expense related to the employee stock purchase plan.